DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Description Of Business Organization And Basis Of Presentation [Abstract]
Schedule of effect of the adjustments to the previously issued consolidated statements of cash flows

RMB in millions

		For the year ended December 31, 2016			For the year ended December 31, 2017
		(as reported)	(adjusted)	(revised)	(as reported)	(adjusted)	(revised)

Cash flows from operating activities:

Loans principal, interest and financing service fee receivables	(i)(ii)	(5,047)	5,047	-	(9,309)	9,309	-
Changes in other operating assets	(ii)(iii)	-	(62)	(62)	8	(29)	(21)
Changes in other operating liabilities	(iv)	-	-	-	-	(41)	(41)
Net cash (used in)/provided by operating activities		(4,605)	4,985	380	(7,952)	9,239	1,287

Cash flows from investing activities:

Loans originated, net of principal collected	(i)	-	(4,985)	(4,985)	-	(9,288)	(9,288)
Proceeds from sales of available-for-sale investments, and cash received from disposal of cost method investments	(iii)	413	-	413	17	8	25
Net cash provided by/(used in) investing activities		285	(4,985)	(4,700)	(304)	(9,280)	(9,584)

Cash flows from financing activities:

Payments to related parties	(iv)	-	-	-	(41)	41	-
Net cash provided by financing activities		4,291	-	4,291	9,215	41	9,256

Schedule of investment in significant subsidiaries
Name of company	Place and date of incorporation/ establishment	Registered capital	Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
				Direct	Indirect

Sincere Fame International Limited 诚名国际有限公司	British Virgin Islands October 6, 2006	USD1,230,434.04	USD1,230,434.04	100%	-	Investment Holding

China Financial Services Group Limited 泛华金融服务集团 有限公司	Hong Kong August 28, 2000	HKD100,000,000	HKD100,000,000	-	100%	Investment Holding

Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. 泛华创利信息技术 (深圳) 有限公司	the PRC December 21, 1999	HKD400,000,000	HKD400,000,000	-	100%	Investment Holding

Shenzhen Fanhua United Investment Group Co., Ltd. 深圳泛华联合投资集团 有限公司	the PRC August 9, 2006	RMB250,000,000	RMB250,000,000	-	100%	Investment Holding

Guangzhou Anyu Mortgage Consulting Co., Ltd. 广州安宇按揭咨询 有限公司	the PRC January 23,2003	RMB2,220,000	RMB2,220,000	-	100%	Micro credit and mortgage agency services

Zhengzhou Lirui Enterprise Management Advisory Co., Ltd. 郑州利瑞企业管理咨询 有限公司	the PRC December 17, 2009	RMB500,000	RMB500,000	-	100%	Financial consultancy

Chongqing Fengjie Financial Advisory Co., Ltd. 重庆丰捷财务咨询 有限公司	the PRC June 13, 2010	RMB500,000	RMB500,000	-	100%	Financial consultancy

Guangzhou Chengze Information Technology Co., Ltd. 广州诚泽信息科技 有限公司	the PRC December 11, 2006	RMB3,000,000	RMB3,000,000	-	100%	Software development and maintenance

Name of company	Place and date of incorporation/ establishment	Registered capital	Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
				Direct	Indirect

Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. 重庆市两江新区泛华 小额贷款有限公司	the PRC December 26, 2011	USD30,000,000	USD30,000,000	-	100%	Micro credit and mortgage agency services

Shenzhen Fanhua Micro-credit Co., Ltd. 深圳泛华小额贷款 有限公司	the PRC March 15, 2012	RMB300,000,000	RMB300,000,000	-	100%	Micro credit and mortgage agency services

Shenzhen Fanhua Fund Management Services Co., Ltd. 深圳泛华基金 管理服务有限公司	the PRC June 8, 2012	RMB5,000,000	RMB5,000,000	-	100%	Company register service

Guangzhou Heze Information Technology Co., Ltd. 广州和泽信息科技 有限公司	the PRC September 16, 2010	RMB3,000,000	RMB3,000,000	-	100%	Software development and maintenance

Beijing Lianxin Chuanghui Information Technology Co., Ltd. 北京联鑫创辉 信息技术有限公司	the PRC February 2, 2012	HKD10,000,000	HKD10,000,000	-	100%	Software development and maintenance

Shenzhen Fanlian Investment Co., Ltd. 深圳泛联投资有限公司	the PRC November 26, 2012	RMB30,000,000	RMB30,000,000	-	100%	Investment Holding

Fanhua Financial Leasing (Shenzhen) Co., Ltd. 泛华融资租赁 (深圳) 有限公司	the PRC September 4, 2012	USD10,000,000	USD10,000,000	-	100%	Financial leasing

Shenzhen Fanhua Chengyu Finance Service Co., Ltd. 深圳泛华诚誉金融配套 服务有限公司	the PRC March 15, 2012	RMB10,000,000	RMB10,000,000	-	100%	Labour outsourcing services

Hangzhou Shenzhen Fanlian Investment Co., Ltd. 杭州深泛联投资管理 有限公司	the PRC December 14, 2015	RMB1,000,000	-	-	100%	Asset Management

Beijing Fanhua Qilin Capital Management Co., Ltd. 北京泛华麒麟资本管理 有限公司	the PRC December 26, 2016	RMB100,000,000	RMB10,000,000	-	96%	Asset Management

Name of company	Place and date of incorporation/ establishment	Registered capital	Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
				Direct	Indirect
Shijiazhuang Fanhua Financial Advisory Co., Ltd. 石家庄泛华财务咨询 有限公司	the PRC July 27, 2017	RMB2,000,000	-	-	100%	Financial Consultancy

Taizhou Fanhua Financial Advisory Co., Ltd. 泰州泛华财务咨询服务 有限公司	the PRC September 28, 2017	RMB500,000	-	-	100%	Financial Consultancy

Xuzhou Shenfanlian Enterprise Management Co., Ltd. 徐州深泛联企业管理 有限公司	the PRC December 7, 2017	RMB10,000,000	-	-	100%	Enterprise Management

Zhenjiang Fanhua Business Service Advisory Co., Ltd. 镇江泛华商务服务咨询 有限公司	the PRC October 16, 2017	RMB500,000	-	-	100%	Business Advisory

Nantong Shenfanlian Enterprise Management Co., Ltd. 南通深泛联企业管理 有限公司	the PRC September 8, 2017	RMB5,000,000	-	-	100%	Enterprise Management

Jiaxing Fanhua Enterprise Management Advisory Co., Ltd. 嘉兴泛华企业管理咨询 有限公司	the PRC February 7, 2018	RMB500,000	-	-	100%	Enterprise Management

Baoding Fanjie Financial Advisory Co., Ltd. 保定泛杰财务咨询 有限公司	the PRC February 9, 2018	RMB500,000	-	-	100%	Financial Consultancy

Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) 深圳泛诚商业运营管理合伙 企业 (有限合伙)	the PRC June 22, 2018	RMB36,210,000	RMB36,210,000	-	100%	Enterprise Management

Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. 泛小宣文化传媒 (广州) 有限公司	the PRC July 16, 2018	RMB1,000,000	-	-	100%	Enterprise Management

Schedule of investments in the consolidated VIEs by the group
Name of structure funds	Place and date of incorporation/ establishment	Principal activities

Jinghua Structure Fund 5 菁华5号信托计划	the PRC December 19, 2014	Micro credit

Jinghua Structure Fund 6 菁华6号信托计划	the PRC September 9, 2014	Micro credit

Bohai Trust Shenfanlian Micro Finance Structure Fund 渤海信托深泛联小微金融集合资金信托计划	the PRC September 14, 2016	Micro credit

Bohai Huihe SME Structure Fund 渤海汇和中小微企业经营贷集合资金信托计划	the PRC September 29, 2017	Micro credit

Zhongyuan Wealth Anhui Structure Fund 1 中原财富-安惠1期	the PRC January 20, 2017	Micro credit

Zhongyuan Wealth Anhui Structure Fund 2 中原财富-安惠2期	the PRC August 18, 2017	Micro credit

Beijing Fanhua Micro-credit Company Limited 北京泛华小额贷款有限公司	the PRC August 10, 2012	Micro credit and mortgage agency services

No.27 Jinghua Structure Fund 菁华27号信托计划	the PRC May, 18,2018	Micro credit

No.29 Jinghua Structure Fund 菁华29号信托计划	the PRC May, 16,2018	Micro credit
Yuecai Loan Structure Arrangement 粤财网贷合作计划	the PRC July 6, 2018	Micro credit
Zhonghai Lanhai Structure Fund 中海信托蓝海1号集合资金信托计划	the PRC July 18, 2018	Micro credit

Bairui Hengyi No.613 Structure Fund 百瑞恒益613号集合资金信托计划	the PRC July 25, 2018	Micro credit

Bohai Trust No.1 Huiying Structure Fund 渤海惠盈1号集合资金信托计划	the PRC September 10, 2018	Micro credit
Bohai Trust No.2 Shenzhen Fanhua United Structure Fund 渤海信托-深泛联2号集合资金信托计划	the PRC November 28, 2018	Micro credit

Everbright No.1 Business Acceleration Structure Fund 光大助业1号集合资金信托计划	the PRC November 29, 2018	Micro credit

Schedule of financial statements of the consolidated variable interest entity

The table sets forth the assets and liabilities of the consolidated VIEs included in the Group’s consolidated balance sheets:

	December 31,
	2017	2018
	RMB	RMB

Cash and cash equivalents	1,005,069,665	2,556,453,812
Loans principal, interest and financing service fee receivables	15,741,026,758	14,693,474,990
Available-for-sale investments	-	270,497,995
Deferred tax assets	59,892	216,380
Other assets	134,288,627	192,135,492

Total assets	16,880,444,942	17,712,778,669

Interest-bearing borrowings	11,768,149,067	12,552,191,338
Income tax payable	923,786	956,881
Other liabilities	528,843,275	772,026,076

Total liabilities	12,297,916,128	13,325,174,295

The table sets forth the results of operations of the VIEs included in the Group’s consolidated statements of comprehensive income:

	2016	2017	2018
	RMB	RMB	RMB

Revenues	1,230,596,060	3,247,097,840	4,030,796,059
Net income	316,604,468	1,074,500,910	910,293,862

The table sets forth the cash flows of the VIEs included in the Group’s consolidated statements of cash flows:

	2016	2017	2018
	RMB	RMB	RMB

Net cash provided by operating activities	843,392,296	3,858,370,455	340,962,220
Net cash (used in)/provided by investing activities	(5,109,269,063)	(8,905,181,155)	301,170,602
Net cash provided by financing activities	4,249,962,461	5,916,858,297	909,251,326